Commitments and Contingencies - Performance Bonds (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Restricted cash	$ 15,008	$ 0
Performance Guarantee
Other Commitments [Line Items]
Performance bonds	$ 31,200	7,100
Performance Guarantee | Eneti, Inc. And Former Owner Of Seajacks
Other Commitments [Line Items]
Performance bonds		31,600
Performance Guarantee | Former Owner Of Seajacks
Other Commitments [Line Items]
Performance bonds		$ 24,500